Stockholders' Equity - Schedule of Warrants (Detail) - $ / shares		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 01, 2023	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Common Stock Warrants [Member]
Balance - June 30, 2024		19,000	713,000	713,000
Expiry of warrants	(20)
Balance - September 30, 2024		17,000	700,000	19,000	713,000
Beginning balance		$ 1,399.72	$ 43.55	$ 43.55
Expired	$ 71.53
Ending balance		$ 1,362.41	$ 43.12	$ 1,399.72	$ 43.55
Common Stock Warrants [Member] | Issued For Services One [Member]
Expiry of warrants		(2,000)	(13,000)
Expired		$ 1,750	$ 89.8
Warrant [Member]
Balance - June 30, 2024			713	713	720
Balance - September 30, 2024	677				713
Beginning balance			$ 43.55	$ 43.55	$ 49.36
Ending balance	$ 39.99				$ 43.55
Warrant [Member] | 2018 Investor Warrants [Member]
Expiry of warrants					(7)
Expired					$ 625.68
Warrant [Member] | 2019 Investor and Agent Warrants [Member]
Expiry of warrants	(16)
Expired	$ 157.25